Property, Plant And Equipment And Asset Retirement Obligations (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended						6 Months Ended	12 Months Ended
	Feb. 28, 2013	Mar. 31, 2013	Dec. 31, 2012 acre	Sep. 30, 2012 acre	Jun. 30, 2012	Jun. 30, 2011 acre	Dec. 31, 2010 acre	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Ceiling test, resulting write-down								$ 0	$ 37.0	$ 0	$ 0
Industry average sales price			91.21				4.38		91.21	4.12	4.38
Number of onshore acres sold			40,000	15,000		16,000	69,000
Net acres and options for acres sold				56,000
Cash received from sale of land	17.4	17.3	10.0	14.0	2.0	2.2	13.7
Building And Improvements [Member]
Property, plant and equipment, useful life									31 years 6 months
Furniture and Fixtures [Member]
Property, plant and equipment, useful life									7 years
Properties Being Amortized [Member]
Asset retirement cost, net of depreciation			14.4						14.4	6.4
Depreciation									$ 16.9	$ 15.1
Minimum [Member]
Tangible and intangible capitalized assets, useful life									2 years
Minimum [Member] | Office Equipment And Software [Member]
Tangible and intangible capitalized assets, useful life									3 years
Minimum [Member] | Leased Equipment [Member]
Property, plant and equipment, useful life									2 years
Maximum [Member]
Tangible and intangible capitalized assets, useful life									32 years
Maximum [Member] | Office Equipment And Software [Member]
Tangible and intangible capitalized assets, useful life									5 years
Maximum [Member] | Leased Equipment [Member]
Property, plant and equipment, useful life									5 years